Long-Term Employee Benefits (Summary of Projected Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets) (Details) - Foreign Pension Plan [Member] $ in Millions	Dec. 31, 2015 USD ($)
Information for pension plans with projected benefit obligation in excess of plan assets
Projected benefit obligation	$ 194
Accumulated benefit obligation	158
Fair value of plan assets	93
Information for pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation	190
Accumulated benefit obligation	157
Fair value of plan assets	$ 90